Financial results, net	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Financial results, net	Financial results, net

	2021	2020	2019
Finance income:
- Interest income	4,081	4,084	7,319
-Foreign exchange gains, net	18,939	—	—
- Gain from interest rate/foreign exchange rate derivative financial instruments	512	92	1,189
- Other income	13,138	21,878	1,400
Finance income	36,670	26,054	9,908

Finance costs:
- Interest expense	(62,536)	(58,282)	(60,134)
- Finance cost related to lease liabilities	(16,502)	(12,532)	(9,524)
- Cash flow hedge – transfer from equity (Note 2)	(52,650)	(24,363)	(15,594)
- Foreign exchange losses, net	—	(109,266)	(108,458)
- Taxes	(7,073)	(4,559)	(4,364)
- Borrowings prepayment related expenses (Brazilian subsidiaries)	(3,068)	—	—
-Finance discount	(3,741)	—	—
- Other expenses	(6,111)	(4,774)	(4,492)
Finance costs	(151,681)	(213,776)	(202,566)
Other financial results - Net gain of inflation effects on the monetary items	11,541	12,064	92,437
Total financial results, net	(103,470)	(175,658)	(100,221)